Real Estate and Accumulated Depreciation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Overall summary of real estate and accumulated depreciation
Properties-H	449
Units	124,866
Investment in Real Estate, Gross	$ 19,702,370,992
Accumulated Depreciation	(4,337,356,641)
Investment in Real Estate, Net	15,365,014,351
Encumbrances	4,762,895,885
Changes in total real estate
Balance, beginning of year	18,465,144,000	18,690,239,000	18,333,350,000
Acquisitions and development	1,789,948,000	512,977,000	995,026,000
Improvements	141,199,000	125,965,000	172,165,000
Dispositions and other	(693,920,000)	(864,037,000)	(810,302,000)
Balance, end of year	19,702,371,000	18,465,144,000	18,690,239,000
Changes in accumulated depreciation
Balance, beginning of year	3,877,564,000	3,561,300,000	3,170,125,000
Depreciation	673,403,000	600,375,000	602,908,000
Dispositions and other	(213,610,000)	(284,111,000)	(211,733,000)
Balance, end of year	4,337,357,000	3,877,564,000	3,561,300,000
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	51,670,000
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	543,000,000
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Encumbrances	1,417,683,780
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	288
Units	80,239
Investment in Real Estate, Gross	12,555,402,637
Accumulated Depreciation	(2,847,912,228)
Investment in Real Estate, Net	9,707,490,409
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	137
Units	39,395
Investment in Real Estate, Gross	6,016,421,350
Accumulated Depreciation	(1,346,626,508)
Investment in Real Estate, Net	4,669,794,842
Encumbrances	2,595,245,052
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	25,130,204
Accumulated Depreciation	0
Investment in Real Estate, Net	25,130,204
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,232
Investment in Real Estate, Gross	1,105,416,801
Accumulated Depreciation	(142,817,905)
Investment in Real Estate, Net	962,598,896
Encumbrances	749,967,053
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	161
Units	44,627
Investment in Real Estate, Gross	7,121,838,151
Accumulated Depreciation	(1,489,444,413)
Investment in Real Estate, Net	5,632,393,738
Encumbrances	4,762,895,885
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	288
Units	80,239
Investment in Real Estate, Gross	12,580,532,841
Accumulated Depreciation	(2,847,912,228)
Investment in Real Estate, Net	9,732,620,613
Encumbrances	0
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	425
Units	119,634
Investment in Real Estate, Gross	18,571,823,987
Accumulated Depreciation	(4,194,538,736)
Investment in Real Estate, Net	14,377,285,251
Encumbrances	4,012,928,832
PARTIALLY OWNED PROPERTIES
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,232
Investment in Real Estate, Gross	1,130,547,005
Accumulated Depreciation	(142,817,905)
Investment in Real Estate, Net	987,729,100
Encumbrances	$ 749,967,053